Amounts receivable (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of Summary of Receivables

	February 28, 2022	August 31, 2021
HST and VAT receivable	$500	$432
Other	40	28
Amounts Receivable	$540	$460

Schedule of Aged analysis of Receivables

	February 28, 2022	August 31, 2021
Less than 1 month	$26	$23
1 to 3 months	45	43
Over 3 months	469	394
Total Amounts Receivable	$540	$460